Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	BRAZIL — 6.9%
688,002	B3 S.A. - Brasil Bolsa Balcao	$1,545,658
141,970	NU Holdings Ltd. - Class A *	1,734,873
		3,280,531
	INDIA — 9.5%
150,585	360 ONE WAM Ltd.	1,802,405
29,000	Godrej Properties Ltd. *	691,472
256,670	Hindalco Industries Ltd.	1,987,041
		4,480,918
	MALAYSIA — 3.6%
1,099,610	IHH Healthcare Bhd	1,714,515
	MEXICO — 14.8%
2,604,606	Cemex S.A.B. de C.V.	2,273,939
210,319	Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,874,309
451,425	Grupo Mexico S.A.B. de C.V.	2,825,803
		6,974,051
	POLAND — 3.9%
83,631	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,831,201
	SAUDI ARABIA — 4.4%
209,887	Saudi National Bank	2,094,483
	SOUTH KOREA — 12.4%
30,810	Hana Financial Group, Inc.	1,897,299
6,260	HD Hyundai Electric Co., Ltd.	2,227,697
9,020	SK Hynix, Inc.	1,748,220
		5,873,216
	SPAIN — 4.0%
23,325	Amadeus IT Group S.A.	1,872,790
	TAIWAN — 25.2%
137,260	Nien Made Enterprise Co., Ltd.	1,959,347
204,880	Taiwan Semiconductor Manufacturing Co., Ltd.	7,887,734
116,569	Yageo Corp.	2,048,309
		11,895,390
	UNITED KINGDOM — 3.9%
138,405	Wise PLC - Class A *	1,855,271
	UNITED STATES — 4.6%
3,040	Monolithic Power Systems, Inc.	2,162,170

Vaughan Nelson Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	URUGUAY — 4.1%
807	MercadoLibre, Inc. *	$1,915,729
	Total Common Stocks
	(Cost $42,130,333)	45,950,265

Principal Amount
	SHORT-TERM INVESTMENTS — 4.2%
$1,969,810	UMB Bank, Institutional Banking Money Market Deposit II Investment, 3.80%[1]	1,969,810
	Total Short-Term Investments
	(Cost $1,969,810)	1,969,810
	TOTAL INVESTMENTS — 101.5%
	(Cost $44,100,143)	47,920,075
	Liabilities in Excess of Other Assets — (1.5)%	(685,558)
	TOTAL NET ASSETS — 100.0%	$47,234,517

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.